Retirement benefits (Narrative) (Details) - GBP (£) £ in Billions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ (2.5)	£ (1.8)
United Kingdom Retirement Fund (UKRF) [member] | Pension defined benefit plans [member] | UK [member]
Disclosure of fair value of plan assets [line items]
Surplus (deficit) in plan	£ (2.8)	£ (2.1)